INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Summary of investments in associates and joint ventures

	Investments	Investments	Investments
	in North	in South	in Special
	America	America	Steel	Others	Total
Balance as of January 1, 2022	1,871,275	1,071,333	251,668	146,499	3,340,775
Equity in earnings	884,437	277,108	9,243	(18,961)	1,151,827
Cumulative Translation Adjustment	(76,795)	(127,099)	(414)	(1,284)	(205,592)
Capital increase	—	—	—	35,001	35,001
Dividends/Interest on equity	(250,680)	(160,572)	(3,684)	(10,557)	(425,493)
Balance as of December 31, 2022	2,428,237	1,060,770	256,813	150,698	3,896,518
Equity in earnings	591,354	230,176	10,582	(4,506)	827,606
Cumulative Translation Adjustment	142,830	17,060	1,127	15,197	176,214
Capital increase	—	—	—	524,185	524,185
Conversion of intercompany loan into equity interest	—	—	—	141,070	141,070
Negative goodwill in acquisition of equity interest	—	—	—	11,195	11,195
Presentation as Assets held for sale	—	(1,210,041)	—	—	(1,210,041)
Shares repurchase	—	(47,006)	—	—	(47,006)
Dividends/Interest on equity	(396,015)	(50,959)	—	(14,318)	(461,292)
Balance as of December 31, 2023	2,766,406	—	268,522	823,521	3,858,449
Equity in earnings	332,262	—	32,995	99,210	464,467
Cumulative Translation Adjustment	130,116	—	(264)	1,094	130,946
Capital increase	—	—	—	184,947	184,947
Additional share purchase	—	—	—	7,000	7,000
Dividends/Interest on equity	(380,130)	—	(23,731)	(10,792)	(414,653)
Other transactions	—	—	—	(8,839)	(8,839)
Balance as of December 31, 2024	2,848,654	—	277,522	1,096,141	4,222,317